Subsequent Events - Additional Information (Detail) $ in Thousands, $ in Thousands									2 Months Ended	9 Months Ended
	Dec. 07, 2023 MXN ($) Exchange_Rate $ / bbl	Dec. 01, 2023 MXN ($)	Dec. 01, 2023 USD ($)	Nov. 30, 2023 USD ($)	Nov. 29, 2023 USD ($)	Oct. 25, 2023 USD ($)	Oct. 24, 2023 MXN ($)	Oct. 23, 2023 USD ($)	Dec. 01, 2023 USD ($)	Sep. 30, 2023 MXN ($) Exchange_Rate $ / bbl	Jan. 01, 2024 MXN ($)	Jan. 01, 2024 USD ($)	Sep. 30, 2023 USD ($) Exchange_Rate	Dec. 31, 2022 MXN ($)
Disclosure of non-adjusting events after reporting period [line items]
Borrowings										$ 1,529,296,447				$ 1,853,421,785
Currency exchange rate | Exchange_Rate										17.6195			17.6195
Average prices of crude oil exports | $ / bbl										87.64
Percetnage of increase in crude oil price										(26.00%)
Bank indebtedness										$ 29,912,400
PMI TRD DAC revolving credit lines
Disclosure of non-adjusting events after reporting period [line items]
Borrowings													$ 144,681
Subsequent event
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from revolving credit lines									$ 30,563
Repayments of revolving credit lines									39,924
Obtain of revolving credit lines		$ 29,500,000	$ 7,664,000
Currency exchange rate | Exchange_Rate	17.4215
Appreciation of the value of the peso in U.S. dollars terms	1.10%
Net foreign exchange gain	$ 16,942,552
Average prices of crude oil exports | $ / bbl	64.86
Subsequent event | Forecast
Disclosure of non-adjusting events after reporting period [line items]
Bank indebtedness											$ 138,119,100	$ 3,726,500
Subsequent event | Petroleos Mexicanos | Strengthening of Financial Position
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from government grants							$ 55,944,623
Subsequent event | PMI TRD DAC revolving credit lines
Disclosure of non-adjusting events after reporting period [line items]
Borrowings			135,320						135,320
Revolving credit facility available			$ 89,680						$ 89,680
Subsequent event | PMI TRD DAC revolving credit lines | Ninety Days SOFR Plus 300 Basis Point
Disclosure of non-adjusting events after reporting period [line items]
Line of credit maximum borrowing capacity				$ 500,000
Maturity				90-day
Interest rate basis spread				3.00%
Subsequent event | PMI TRD DAC revolving credit lines | Thirty Days SOFR Plus Between 375 And 575 Basis Point
Disclosure of non-adjusting events after reporting period [line items]
Line of credit maximum borrowing capacity				$ 1,500,000
Maturity				30-day
Subsequent event | PMI TRD DAC revolving credit lines | Thirty Days SOFR Plus Between 375 And 575 Basis Point | Bottom of range
Disclosure of non-adjusting events after reporting period [line items]
Interest rate basis spread				37500.00%
Subsequent event | PMI TRD DAC revolving credit lines | Thirty Days SOFR Plus Between 375 And 575 Basis Point | Top of range
Disclosure of non-adjusting events after reporting period [line items]
Interest rate basis spread				57500.00%
Subsequent event | Credit Line | Ninety Days SOFR Plus Between 375 And 575 Basis Point
Disclosure of non-adjusting events after reporting period [line items]
Line of credit maximum borrowing capacity								$ 158,000
Maturity								90-day
Subsequent event | Credit Line | Ninety Days SOFR Plus Between 375 And 575 Basis Point | Bottom of range
Disclosure of non-adjusting events after reporting period [line items]
Interest rate basis spread								37500.00%
Subsequent event | Credit Line | Ninety Days SOFR Plus Between 375 And 575 Basis Point | Top of range
Disclosure of non-adjusting events after reporting period [line items]
Interest rate basis spread								57500.00%
Subsequent event | Credit Line | Twenty Eight Days TIIE Plus 230 Basis Points
Disclosure of non-adjusting events after reporting period [line items]
Line of credit maximum borrowing capacity						$ 3,000,000
Maturity						28-day
Interest rate basis spread						2.30%
Subsequent event | Credit Line | Ninety Days SOFR Plus 300 Basis Point
Disclosure of non-adjusting events after reporting period [line items]
Line of credit maximum borrowing capacity					$ 500,000
Maturity					90-day
Interest rate basis spread					3.00%
Subsequent event | Credit Line | Twenty Eight Days TIIE Plus 310 Basis Points
Disclosure of non-adjusting events after reporting period [line items]
Line of credit maximum borrowing capacity				$ 2,256,000
Maturity				28
Interest rate basis spread				3.10%
Subsequent event | Credit Line | Three Hundred Days SOFR Plus Between 300 And 325 Basis Point
Disclosure of non-adjusting events after reporting period [line items]
Maturity				30-day
Subsequent event | Credit Line | Three Hundred Days SOFR Plus Between 300 And 325 Basis Point | Bottom of range
Disclosure of non-adjusting events after reporting period [line items]
Interest rate basis spread				30000.00%
Subsequent event | Credit Line | Three Hundred Days SOFR Plus Between 300 And 325 Basis Point | Top of range
Disclosure of non-adjusting events after reporting period [line items]
Interest rate basis spread				23500.00%
Subsequent event | Credit Line | Thirty Days SOFR Plus Between 300 And 325 Basis Point
Disclosure of non-adjusting events after reporting period [line items]
Maturity				30-day
Subsequent event | Credit Line | Thirty Days SOFR Plus Between 300 And 325 Basis Point | Bottom of range
Disclosure of non-adjusting events after reporting period [line items]
Interest rate basis spread				23500.00%
Subsequent event | Credit Line | Thirty Days SOFR Plus Between 300 And 325 Basis Point | Top of range
Disclosure of non-adjusting events after reporting period [line items]
Interest rate basis spread				30000.00%
Subsequent event | Credit Line | Thirty Days SOFR Plus Between 375 And 575 Basis Point | Bottom of range
Disclosure of non-adjusting events after reporting period [line items]
Interest rate basis spread				37500.00%
Subsequent event | Credit Line | Thirty Days SOFR Plus Between 375 And 575 Basis Point | Top of range
Disclosure of non-adjusting events after reporting period [line items]
Interest rate basis spread				57500.00%
Subsequent event | Credit Line | Three Hundred Days SOFR Plus Between 375 And 575 Basis Point | Bottom of range
Disclosure of non-adjusting events after reporting period [line items]
Interest rate basis spread				37500.00%
Subsequent event | Credit Line | Three Hundred Days SOFR Plus Between 375 And 575 Basis Point | Top of range
Disclosure of non-adjusting events after reporting period [line items]
Interest rate basis spread				57500.00%
Subsequent event | Credit Line | Three Hundred Days SOFR
Disclosure of non-adjusting events after reporting period [line items]
Line of credit maximum borrowing capacity				$ 2,218,750
Subsequent event | Credit Line | Thirty Days SOFR
Disclosure of non-adjusting events after reporting period [line items]
Line of credit maximum borrowing capacity				$ 4,572,416